Leases - Future Minimum Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Capital Leases
2019	$ 74
2020	73
2021	73
2022	73
2023	73
Thereafter	875
Total future lease payments	1,241
Less: imputed interest	(599)
Present value of capital lease obligations	642
Operating Leases
2019	2,690
2020	2,544
2021	2,399
2022	2,233
2023	2,110
Thereafter	16,004
Total future lease payments	27,980
Operating leases, future minimum sublease payments due	164
Operating and capital lease amounts due in excess of remaining estimated economic life of asset	$ 2,100